Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Accrued Expenses [Abstract]
Schedule of Accrued Expenses

	December 31, 2018	December 31, 2017
Accrued voyage expenses	$1,067	$1,437
Accrued loan interest	9,838	8,910
Accrued legal and professional fees	2,300	1,864
Total accrued expenses	$13,205	$12,211